As filed with the Securities and Exchange Commission on March 15, 2000.


                                              Securities Act File No.333-88355
                                       Investment Company Act File No.811-6502
===============================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                              ------------------

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


     |_| Pre-Effective Amendment No.        |X| Post-Effective Amendment No. 1
                       (Check appropriate box or boxes)


                              ------------------

                            MuniYield Florida Fund
            (Exact Name of Registrant as Specified in Its Charter)

                                (609) 282-2800
             (Registrant's Telephone Number, including Area Code)


                            800 Scudders Mill Road
                         Plainsboro, New Jersey 08536
                   (Address of Principal Executive Offices:
                    Number, Street, City, State, Zip Code)

                              ------------------

                                Terry K. Glenn
                            MuniYield Florida Fund
             800 Scudders Mill Road, Plainsboro, New Jersey 08536
                               Mailing Address:
                P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)

                              ------------------

                                  Copies to:

  Frank P. Bruno, Esq.                          Michael J. Hennewinkel, Esq.
    BROWN & WOOD LLP                       MERRILL LYNCH ASSET MANAGEMENT, L.P.
 One World Trade Center                           800 Scudders Mill Road
New York, NY 10048-0557                            Plainsboro, NJ 08536

===============================================================================

This amendment consists of the following:


(1)      Facing Sheet of the Registration Statement.
(2)      Part C of the Registration Statement (including signature page).

         The Proxy Statement and Prospectus are incorporated by reference from Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-88355) filed on November 10, 1999.

         This amendment is being filed solely to file as (i) Exhibit No. 1(d) to this Registration Statement the Amendment to Certificate of Designation, dated February 2, 2000 and (ii) Exhibit No. 12 to this Registration Statement the private letter ruling received from the Internal Revenue Service.


                                    PART C

                               OTHER INFORMATION

Item 15.  Indemnification.

         Section 5.3 of the Registrant's Declaration of Trust provides as follows:

         "The Trust shall indemnify each of its Trustees, officers, employees, and agents (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustee to the effect that if either the matter of willful malfeasance, gross negligence or reckless disregard of duty, or the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person. The rights accruing to any Person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or in Section
5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any Person with respect to any claim for indemnity or reimbursement or otherwise. The Trustees may make advance payments in connection with indemnification under this
Section 5.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification."

         The Registrant's By-Laws provide that insofar as the conditional advancing of indemnification moneys pursuant to Section 5.3 of the Declaration of Trust for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the receipt to repay that amount of the advance which exceeds the amount to which it is ultimately determined he is entitled to receive from the Registrant by reason on indemnification; and (iii)(a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the receipt of the advance ultimately will be found entitled to indemnification.

         Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant and the principal underwriter in connection with any successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

         Reference is made to (i) Section 6 of the Purchase Agreement relating to the Registrant's Common Shares, a form of which was filed as an exhibit to the Common Shares Registration Statement, and (ii) Section 7 of the Purchase Agreement relating to the Registrant's AMPS, a form of which was filed as an exhibit to the AMPS Registration Statement (defined below), for provisions relating to the indemnification of the underwriter.

Item 16. Exhibits.


1.   (a) -- Declaration of Trust of the Registrant, dated January 21, 1992.(c)

     (b) -- Amendment to Declaration of Trust relating to term of office of Trustees.(c)

     (c) -- Form of Certificate of Designation creating the Series A AMPS.(c)

     (d) -- Amendment to Certificate of Designation, dated February 2, 2000.

     (e) -- Form of Certificate of Designation creating the Series B AMPS.(a)

2.       -- By-Laws of the Registrant.(c)

3.       -- Not Applicable.

4.       -- Form of Agreement and Plan of Reorganization among the Registrant and MuniVest Florida Fund (included in Exhibit II to the Proxy Statement and Prospectus contained in this Registration Statement).(c)

5.   (a) -- Copies of instruments defining the rights of shareholders, including the relevant portions of the Declaration of Trust and the By-Laws of the Registrant.(b)

     (b) -- Form of specimen certificate for the Common Shares of the Registrant. (c)

     (c) -- Form of specimen certificate for the AMPS of the Registrant. (c)

6.       -- Form of Investment Advisory Agreement between Registrant and Fund
            Asset Management, L.P. (c)

7.   (a) -- Form of Purchase Agreement for the Common Shares. (c)

     (b) -- Form of Purchase Agreement for the AMPS. (c)

     (c) -- Form of Merrill Lynch Standard Dealer Agreement. (c)

8.       -- Not applicable.

9.       -- Custodian Agreement between the Registrant and The Bank of New
            York. (c)

10.      -- Not applicable.

11.      -- Opinion and Consent of Brown & Wood LLP, counsel for the
            Registrant. (c)

12.      -- Private Letter Ruling from the Internal Revenue Service.

13.  (a) -- Transfer Agency, Dividend Disbursing Agency and Shareholder
            Servicing Agency Agreement between the Registrant and The Bank of New York. (c)

     (b) -- Form of Auction Agent Agreement between the Registrant and IBJ Whitehall Bank & Trust Company. (c)

     (c) -- Form of Broker-Dealer Agreement between the Auction Agent and Lehman Special Securities Incorporated. (c)

     (d) -- Form of Broker-Dealer Agreement between the Auction Agent and Kidder Peabody & Co. (c)

     (e) -- Form of Broker-Dealer Agreement between the Auction Agent and Merrill Lynch, Pierce Fenner & Smith Incorporated. (c)

     (f) -- Form of Letter of Representations. (c)

14.  (a) -- Consent of Deloitte & Touche LLP, independent auditors for the
            Registrant. (c)

     (b) -- Consent of Deloitte & Touche LLP, independent auditors for MuniVest Florida Fund. (c)

15.      -- Not applicable.

16.      -- Power of Attorney (Included on the signature page of this
            Registration Statement). (c)
______________
(a) Filed on October 4, 1999 as an exhibit to the Registrant's Registration Statement on Form N-14 (File No. 333-88355) (the "Registration Statement").

(b) Reference is made to Section 3.4, Article V, Article VI (sections 1,2,4,5 and 7), Article VIII, Article IX and Article X of the Registrant's Declaration of Trust, filed as Exhibit 1(a) to this Registration Statement; and to Article I, Article II, Article V, Article VI and
     Article VII of the Registrant's By-Laws, filed as Exhibit 2 to this Registration Statement.

(c) Filed on November 10, 1999 as an Exhibit to Pre-Effective Amendment No. 1 to the Registration Statement.


Item 17.  Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriter, in addition to the information called for by other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant undertakes to file, by post-effective amendment, either a copy of the Internal Revenue Service private letter ruling applied for or an opinion of counsel as to certain tax matters, within a reasonable time after receipt of such ruling or opinion.

                                  SIGNATURES


         As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Township of Plainsboro and State of New Jersey, on the 15th day of March, 2000.


                            MUNIYIELD FLORIDA FUND
                                  (Registrant)

                            By:  /s/  Donald C. Burke
                              ----------------------
                               (Donald C. Burke, Vice President and Treasurer)


         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

                 Signatures                                    Title                                Date


               Terry K. Glenn*                          President and Trustee
     -----------------------------------            (Principal Executive Officer)
              (Terry K. Glenn)

              Donald C. Burke*                    Treasurer (Principal Financial and
     -----------------------------------                 Accounting Officer)
              (Donald C. Burke)

             James H. Bodurtha*                                Trustee
     -----------------------------------
            (James H. Bodhurtha)

             Herbert I. London*
     ------------------------------------                      Trustee
             (Herbert I. London)

              Robert R. Martin*                                Trustee
     -----------------------------------
             (Robert R. Martin)

               Joseph L. May*                                  Trustee
     -----------------------------------
               (Joseph L. May)

              Andre F. Perold*                                 Trustee
     -----------------------------------
              (Andre F. Perold)

               Arthur Zeikel*                                  Trustee
     -----------------------------------
               (Arthur Zeikel)

*By:          /s/  Donald C. Burke                                                       March  15, 2000
     -----------------------------------
     (Donald C. Burke, Attoreny-in-Fact)




                                 EXHIBIT INDEX


1(d) --  Amendment and Certificate of Designation Dated February 2, 2000.

12   --  Private Letter Ruling from The Internal Revenue Service.

                                                                  Exhibit 1(d)

                            MUNIYIELD FLORIDA FUND

                                 AMENDMENT TO
                          CERTIFICATE OF DESIGNATION
                              DATED APRIL 6, 1992
                         AS AMENDED NOVEMBER 30, 1994
                ESTABLISHING POWERS, QUALIFICATIONS, RIGHTS AND
              PREFERENCES OF THE AUCTION MARKET PREFERRED SHARES
                                   ("AMPS(R)")

         The undersigned hereby certifies that she is the Secretary of MuniYield Florida Fund (the "Trust"), an unincorporated business trust organized and existing under the laws of the Commonwealth of Massachusetts, and that this Amendment to the Certificate of Designation dated April 6, 1992, as amended November 30, 1994 (the "Certificate") has been adopted by the Board of Trustees of the Trust in a manner provided in the Trust's Declaration of Trust.

VOTED:                              WHEREAS the Board of Trustees of MuniYield
                           Florida Fund (the "Trust") is expressly empowered pursuant to Section 6.1 of the Trust's Declaration of Trust to authorize the issuance of preferred shares of the Trust in one or more series, with such preferences, powers, restrictions, limitations or qualifications as determined by the Board of Trustees and as set forth in the resolution or resolutions providing for the issuance of such preferred shares;

                                    WHEREAS, pursuant to the Certificate, the
                           Board of Trustees did thereby authorize the issuance of a series of 2,200 preferred shares, par value $0.05 per share, liquidation preference $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared) designated Auction Market Preferred Shares;

                                    WHEREAS, the Board of Trustees has
                           determined that it is in the best interests of the Trust to redesignate such Auction Market Preferred Shares;

                                    NOW THEREFORE, the Board of Trustees does
                           hereby redesignate the existing 2,200 shares of Auction Market Preferred Shares, with a par value of $0.05 per share, liquidation preference $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared) as Auction Market Preferred Shares, Series A and, in order to effect such redesignation, the Board of Trustees does hereby amend the Certificate of Designation, having determined that such amendments do not adversely affect the rights of any Shareholder of the Trust with respect to which the amendments are applicable pursuant to Section 10.3(a) of the Declaration of Trust, as follows:

                                    1. The first paragraph under Designation
                           is deleted in its entirety and replaced by the following:

                                    A series of 2,200 shares of preferred
                           shares, par value $0.05 per share, liquidation preference $25,000 per share plus an amount equal to accumulated but unpaid dividends (whether or not earned or declared thereon) is hereby designated "Auction Market Preferred Shares, Series A" and shall consist of 1,100 shares initially authorized for issuance pursuant to the Certificate of Designation dated April 6, 1992 (which, at the time of such authorization, had a par value of $.10 per share, and a liquidation preference of $50,000 per share, plus an amount equal to accumulated but unpaid dividends whether or not earned or declared thereon) and an additional 1,100 shares caused by the division of each such initially issued share into two Auction Market Preferred Shares (sometimes referred to herein as "AMPS"); have an Applicable Rate and Dividend Payment Dates as set forth herein; and have such other preferences, voting powers, limitations as to dividends, qualifications and terms and conditions of redemption as are set forth in this Certificate of Designation. The Auction Market Preferred Shares, Series A shall constitute a separate series of preferred shares of the Trust, and each Auction Market Preferred Share, Series A shall be identical.

                                    2. The definition of "AMPS" in Section
                           1(a) is deleted in its entirety and replaced with the following:

                                    "AMPS" means the Auction Market Preferred
                           Shares, Series A.

Dated this 2nd day of February, 2000.

                                            /s/ Alice A. Pellegrino
                                           ------------------------
                                            Alice A. Pellegrino
                                            Secretary

                                                                    Exhibit 12


INTERNAL REVENUE SERVICE                        Department of the Treasury


Index Number: 0368.03-00; 0368.13-00            Washington, DC 20224


Donald C. Burke                                 Person to Contact:
Vice President and Treasurer                    Daniel Fisher, 50-11951
MuniYield Florida Fund                          Telephone Number
800 Scudders Mill Road                          (202) 622-7790
Plainsboro, New Jersey 08536                    Refer Reply To:
                                                CC:DOM:CORP:3-PLR-115805-99
                                                Date:




Acquiring              =            MuniYield Florida Fund,
                                    a Massachusetts business trust
                                    EIN: 22-3144222

Target                 =            MuniVest Florida Fund,
                                    a Massachusetts business trust
                                    EIN: 22-3229816

State A                =            Massachusetts

State B                =            Florida

State B Tax            =            Florida intangible personal property tax


Dear Mr. Burke:

         This letter responds to your representative's September 24, 1999 request for rulings on the federal income tax consequences of a proposed transaction. Additional information with respect to the proposed transaction was submitted in letters dated December 6, 1999, January 7, 2000, and January 12, 2000. The information submitted for consideration is summarized below.

         Acquiring is organized under the laws of State A and registered under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified closed-end management investment company. Acquiring has elected to be taxed as a regulated investment company ("RIC") under ss.ss. 851-855. Acquiring's investment objective is to provide shareholders with high current income exempt from federal income tax and the opportunity to own shares whose value is exempt from State B tax. Acquiring pursues its investment objective by investing primarily in a portfolio of long-term municipal obligations issued by or on behalf of State B.

PLR-115805-99

         Target is organized under the laws of State A and registered under the 1940 Act as a non-diversified closed-end management investment company. Target has elected to be taxed as a RIC under ss.ss. 851-855. Target's investment objective is to provide shareholders with high current income exempt from federal income tax and the opportunity to own shares whose value is exempt from State B Tax. Target pursues its investment objective by investing primarily in a portfolio of long-term municipal obligations issued by or on behalf of State B.

         Acquiring and Target each has one class of voting common stock and one class of voting preferred stock outstanding. Both file their income tax returns based on the accrual method of accounting.

         Acquiring and Target have approved a plan of reorganization for what are represented to be valid business reasons. Pursuant to the plan, the following transaction is proposed (the "Transaction"):

(1) Target will transfer all of its assets and liabilities to Acquiring in exchange for newly issued Acquiring voting common stock and voting preferred stock (the "Transfer").

(2) Target will liquidate and distribute to its shareholders all of the Acquiring stock received in the exchange. Each Target shareholder will receive, on a pro rata basis, shares of the class of Acquiring stock with the same class designation and respective rights as the Target stock and by such shareholder immediately prior to the Transfer.

(3) Target will dissolve in accordance with the laws of State A and will terminate its registration under the 1940 Act.

(4) Acquiring may sell up to 66% of the assets received in the Transaction to unrelated purchasers and will reinvest any proceeds consistent with its investment objectives and policies.

         The following representations have been made in connection with the
Transaction:

(a) The fair market value of the Acquiring stock received by each Target shareholder will be approximately equal to the fair market value of the Target stock surrendered in the exchange.

(b) Acquiring will acquire at least 90 percent of the fair market value of the net assets and at least 70 percent of the fair market value of the gross assets held by Target immediately prior to the Transaction. For purposes of this representation, amounts paid by Target to dissenters, amounts used by Target to pay its reorganization expenses, and all redemptions and distributions (except for regular, normal dividends) made by Target immediately preceding the transfer will be included as assets of Target held immediately prior to the Transaction.

(c) Acquiring has no plan or intention to reacquire any of its stock issued in the Transaction.

(d) After the Transaction, Acquiring will use the assets acquired from Target, except that a portion of these assets may be sold or otherwise disposed of in the ordinary course of Acquiring's business. Any proceeds will be invested in accordance with Acquiring's investment objectives. Acquiring has no plan or intention to sell or dispose of any of the assets of Target acquired in the Transaction, except for dispositions made in the ordinary course of business or transfers described in ss. 368(a)(2)(C).

(e) Target will distribute to its shareholders the stock of Acquiring it receives pursuant to the plan of reorganization.

(f) The liabilities of Target assumed by Acquiring and any liabilities to which the transferred assets of Target are subject were incurred by Target in the ordinary course of its business.

(g) Following the Transaction, Acquiring will continue the historic business of Target or use a significant portion of Target's historic business assets in the continuing business.

(h) Acquiring, Target and the shareholders of Target will pay their respective expenses, if any, incurred in connection with the Transaction.

(i) There is no intercorporate indebtedness existing between Target and Acquiring that was issued, acquired or will be settled at a discount.

(j) Acquiring and Target each meets the requirements of regulated investment company as defined in ss. 368(a)(2)(F).

(k) Acquiring does not own, directly or indirectly, nor has it owned during the past five years, directly or indirectly, any stock of Target.

(l) The fair market value of the assets of Target transferred to Acquiring will equal or exceed the sum of the liabilities assumed by Acquiring, plus the amount of liabilities, if any, to which the transferred assets are subject.

(m) Cash is being distributed to the shareholders of Target in lieu of fractional shares of Acquiring solely to save Acquiring the expense and inconvenience of issuing and transferring fractional shares. Such cash does not represent separately bargained for consideration in the Transaction. The total cash consideration that will be paid to the Target shareholders instead of issuing fractional shares of Acquiring stock will not exceed one percent of the total consideration that will be issued in the Transaction to the Target shareholders in exchange for their shares of Target stock. The fractional share interests of each shareholder of Target will be aggregated, and no Target shareholder will receive cash in an amount equal to or greater than the value of one full share of Acquiring stock.

(n) Target is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of ss. 368(a)(3)(A).

(o) Target and Acquiring have elected to be taxed as RICs under ss. 851 and, for all of their taxable periods (including Target's last short taxable period ending on the date of the Transaction), have qualified for the special tax treatment afforded RICs under the Internal Revenue Code. After the Transaction, Acquiring intends to continue to so qualify.

(p) There is no plan or intention for Acquiring (the issuing corporation as defined in ss. 1.368-1(b)), or any person related (as defined in ss. 1.368-1(e)(3)) to Acquiring, to acquire, during the five year period beginning on the date of the Transaction, with consideration other than Acquiring stock, Acquiring stock furnished in exchange for a proprietary interest in Target in the Transaction, either directly or through any transaction, agreement, or arrangement with any other person, except for cash distributed to the Target common shareholders in lieu of fractional shares of Acquiring common stock.

(q)      During the five year period ending on the date of the Transaction,
         (i) neither Acquiring, nor any person related (as defined in ss. 1.368-1(e)(3)) to Acquiring, will have acquired Target stock with consideration other than Acquiring stock, (ii) neither Target, not any person related (as defined in ss. 1.368-1(e)(3) without regard to ss. 1.368-1(e)(3)(i)(A)) to Target, will have acquired Target stock with consideration other than Acquiring stock or Target stock, and
         (iii) no distributions will have been made with respect to Target stock (other than regular, normal dividend distributions made pursuant to Target's historic dividend paying practice), either directly or through any transaction, agreement, or arrangement with any other person, except for (a) cash paid to dissenters and (b) distributions described in ss.ss 852 and 4982, as required for Target's tax treatment as a RIC.

(r) The aggregate value of the acquisitions, redemptions, and distributions described in paragraphs (p) and (q) above will not exceed 50 percent of the value (without giving effect to the acquisitions, redemptions, and distributions) of the proprietary interest in Target on the effective date of the Transaction.

         Based solely on the information submitted and on the representations set forth above, we hold as follows:

(1) The acquisition by Acquiring of substantially all of the assets of Target in exchange for voting stock of Acquiring and Acquiring's assumption of Target's liabilities, followed by the distribution by Target to its shareholders of Acquiring stock and any remaining assets, in complete liquidation, will qualify as a reorganization within the meaning of ss. 368(a)(1)(C). Target and Acquiring will each be a "party to a reorganization" within the meaning of ss. 368(b).

(2) Target will reorganize no gain or loss upon the transfer of substantially all of its assets to Acquiring in exchange for voting stock of Acquiring and Acquiring's assumption of Target's liabilities or upon the distribution of the Acquiring stock to the Target shareholders. Sections 361(a) and (c) and 357(a).

(3) Acquiring will recognize no gain or loss on the receipt of the assets of Target in exchange for voting stock of Acquiring. Section 1032(a)

(4) The basis of Target's assets in the hands of Acquiring will be the same as the basis of those assets in the hands of Target immediately prior to the Transaction. Section 362(b).

(5) Acquiring's holding period for the Target assets acquired will include the period during which such assets were held by Target.
         Section 1223(2).

(6) The Target shareholders will recognize no gain or loss on the receipt of voting stock of Acquiring solely in exchange for their Target stock (including fractional shares to which they may be entitled).
         Section 354(a)(1).

(7) The basis of the Acquiring stock received by the Target shareholders will be the same as the basis of the Target stock surrendered in exchange therefor. Section 358(a)(1).

(8) The holding period of the Acquiring stock received by the Target shareholders in exchange for their Target stock (including fractional shares to which they may be entitled) will include the period that the shareholder held the Target stock exchanged therefor, provided that the shareholder held such stock as a capital asset on the date of the exchange. Section 1223(1).

(9) The payment of cash to the Target shareholders in lieu of fractional shares of Acquiring will be treated as though the fractional shares were distributed as part of the Transaction and then redeemed by Acquiring. The cash payments will be treated as distributions in full payment for the fractional shares deemed redeemed under ss. 302(a), with the result that such Target shareholders will have short-term or long-term capital gain or loss to the extent that the cash they receive differs from the basis allocable to such fractional shares. (Rev. Rul. 66-365, 1966-2 C.B. 116,and Rev. Proc. 77-41, 1977-2 C.B.
         574).

(10) Pursuant to ss. 381(a) and ss. 1.38(a)-1, the tax year of Target will end on the effective date of the Transaction and Acquiring will succeed to and take into account the items of Target described in ss. 381(c), subject to the provisions and limitations specified in ss. 381, 382, 383, and 384, and the regulations thereunder.

         No opinion is expressed about the tax treatment of the Transaction under other provisions of the Code and regulations or about the tax treatment of any conditions existing at the time of, or effects resulting from, the transactions that are not specifically covered by the above rulings. Specifically, no opinion was requested, and none is expressed, about whether Acquiring or Target qualify as a RIC that is taxable under Subchapter M, Part 1 of the Code.

         The rulings contained in this letter are based upon information and representations submitted by the taxpayer and accompanied by a penalty of perjury statement executed by an appropriate party. While this office has not verified any of the material submitted in support of the request for rulings, it is subject to verification on examination.

         This ruling is directed only to the taxpayer(s) requesting it.
Section 6110(k)(3) of the Code provides that it may not be used or cited as precedent.

         In accordance with the Power of Attorney on file with this office, a copy of this letter is being sent to your authorized representative.

         A copy of this letter must be attached to any income tax return to which it is relevant.

                                    Sincerely yours,

                                    Assistant Chief Counsel (Corporate)


                                    By: /s/ Michael J. Wilder
                                       --------------------------------
                                            Michael J. Wilder
                                            Assistant to the Chief, Branch 3